OTHER ACCOUNTS ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other accounts receivable [Abstract]
Disclosure of detailed information about other accounts assets [Table Text Block]
	December 31,
	2024	2023

Prepaid expenses	$191	$210
Advances to suppliers	2,352	936
Government authorities	1,450	1,899
Former non-independent director (see Note 24A below)	839	839
Shareholders (see Note 24A below)	134	-
Loans receivables (*)	177	-
Other receivables	276	941

	$5,419	$4,825

(*)
On November 29, 2022, IMC Holdings signed on a convertible loan agreement with Telecana Ltd. (“Telecana”), a pharmacy for sell of medical Cannabis under which IMC Holdings granted a loan amounted to NIS 1,545 (approximately $611) which shall be converted into 1,040 shares which represents 51% of the total equity of Telecana on a diluted basis, upon the earlier of (i) Telecana will receive the permit for sell of medical Cannabis from the Israeli Ministry of Health, (ii) IMC Holdings' sole decision for conversion. As of December 31, 2023, IMC Holdings didn’t start the regulatory process of receiving the Israeli Ministry of Health approval for the conversion. Consequently, during the year ended December 31, 2023, IMC Holdings recognized a revaluation loss of $611 from remeasurement of the loan.